Premises and Equipment	12 Months Ended
Jun. 30, 2018
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2018	2017

Land	$1,693	$1,693
Buildings and improvements	8,100	8,064
Furniture and equipment	2,070	1,963
Automobiles	71	71
	11,934	11,791
Less: accumulated depreciation	6,282	5,981
Balance at end of year	$5,652	$5,810